Stockholders’ Equity	12 Months Ended
Sep. 30, 2024
Stockholders’ Equity [Abstract]
Stockholders’ Equity

12. Stockholders’ Equity

Ordinary Share

On August 26, 2024, the Company issued 994,800 Ordinary Shares in consideration of the services provided in connection with the Company’s initial public offering in July 2024. After the share issuance, the total number of issued and outstanding Ordinary Shares of the Company increased to 13,429,800.

In July 2024, the Company completed its IPO of 1,250,000 Ordinary Shares at a public offering price of $4.30 USD per share. The net proceeds to the Company from the IPO, after deducting underwriting discounts and commissions and estimated offering expenses payable by the Company, were ¥475,431 thousand.

On May 5, 2023, BloomZ Japan’s board of directors approved an issuance of 667 new ordinary shares for an aggregate consideration of ¥200,100 thousand. On August 25, 2023, the Company issued an aggregate of 3,335,000 Ordinary Shares and entered into a share exchange agreement with BloomZ Japan and its shareholders and acquired 667 of BloomZ Japan’s ordinary shares from BloomZ Japan’s shareholders in exchange for 3,335,000 Ordinary Shares of the Company. After the share exchange, the total number of issued and outstanding Ordinary Shares of the Company increased from 7,850,000 to 11,185,000.

On December 22, 2022, BloomZ Japan’s board of directors approved an issuance of 670 new ordinary shares for an aggregate consideration of ¥33,500 thousand. On April 24, 2023, the Company issued an aggregate of 7,845,000 Ordinary Shares and entered into a share exchange agreement with BloomZ Japan and its shareholders and acquired 1,570 of BloomZ Japan’s ordinary shares from its shareholders in exchange for 7,845,000 Ordinary Shares of the Company. After the share exchange, the total number of issued and outstanding Ordinary Shares of the Company increased from 4,500,000 to 7,850,000.

As of September 30, 2023, the Company had authorized 2,500,000,000,000 Ordinary Shares. Each holder of Ordinary Shares shall be entitled to one vote for each Ordinary Share held as of the record date and shall be entitled to receive dividends, when, as and if declared by the shareholders’ meeting or the board of directors. The total number of Ordinary Shares issued and outstanding as of September 30, 2023 was 11,185,000.